Secured Note and Accounts Receivable - Related Parties (Details) (USD $)	1 Months Ended	4 Months Ended		12 Months Ended						1 Months Ended
	Mar. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Jul. 31, 2014	Sep. 30, 2012	Jun. 30, 2014 CEO [Member]	Mar. 08, 2012 CEO [Member]	Dec. 31, 2008 Parent Company [Member]	Mar. 31, 2008 Parent Company [Member]	Mar. 13, 2012 Parent Company [Member]	Sep. 16, 2011 Parent Company [Member]	Mar. 13, 2012 Third Party [Member]
Related Party Transaction [Line Items]
Courseware sales										$ 600,000	$ 455,000
Series C Preferred Shares pledged by HEMG													772,793
Series C Preferred Shares pledeged by HEMG, converted to common shares												654,850
Common shares pledged									117,943
Price per share								$ 0.19	$ 1.00					$ 0.50
Accounts receivable, secured - related party, net of allowance		270,478		146,831		146,831
Allowance for doubtful accounts		502,315		625,963		625,963
Third party investors purchased, shares							336,000							400,000
Purchase value of shares							168,000
Company purchased, shares							264,000
Company purchased shares, value							132,000
Shares guaranteed to be purchased by the Company	600,000
Shares the Company guaranteed it would use its best efforts to purchase from HEMG and resell to investors	1,400,000
Shares Company shall consent to additional private transfers	500,000
Shares HEMG agreed to not sell, pledge or otherwise transfer	142,500
Dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares	131,500
Shares a stockholder did not receive	11,000
Receivable Collateral Valuation Reserve				$ 123,647	$ 502,315